Subsequent Events (Details) - USD ($) $ in Thousands	Apr. 24, 2023	Mar. 22, 2023	Mar. 01, 2023	Feb. 21, 2023	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021
Subsequent Events [Line Items]
Short-term note from associate					$ 0		$ 15,120
Convertible note receivable | Gelesis
Subsequent Events [Line Items]
Short-term note from associate						$ 15,000
Current receivable due from associates, interest rate						15.00%
Issuance of convertible note receivable | Convertible note receivable | Gelesis
Subsequent Events [Line Items]
Short-term note from associate				$ 5,000
Current receivable due from associates, interest rate				12.00%
Issuance of convertible notes | Vedanta
Subsequent Events [Line Items]
Proceeds from issue of convertible notes	$ 18,000
Issuance of convertible notes | Investor | Vedanta
Subsequent Events [Line Items]
Proceeds from issue of convertible notes			$ 88,500
Borrowings, interest rate			9.00%
Convertible note, percentage of equity price trigger			80.00%
Issuance of convertible notes | Borrowing From PureTech Health | Vedanta
Subsequent Events [Line Items]
Proceeds from issue of convertible notes	$ 5,000
Sale of royalty interest | Royalty Pharma
Subsequent Events [Line Items]
Sale of royalty interest, expected consideration		$ 100,000
Sale of royalty interest, contingent consideration (up to)		$ 400,000